Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Borrowings

Borrowings as of December 31, 2017 and 2018 are as follows:

	2017
	Interest rate (%)	Amount
Call money	0.00~6.20	~~W~~	856,813
Bill sold	0.65~3.26		13,605
Bonds sold under repurchase agreements	0.00~6.00		9,056,232
Borrowings in Korean won:
Borrowings from Bank of Korea	0.50~0.75		2,913,045
Others	0.00~5.00		9,585,511

			12,498,556

Borrowings in foreign currencies:
Overdraft due to banks	0.00		128,634
Borrowings from banks	0.10~12.50		3,737,366
Others	0.00~7.90		1,295,572

			5,161,572

Deferred origination costs			(168)

		~~W~~	27,586,610

	2018
	Interest rate (%)	Amount
Call money	0.00~6.85	~~W~~	1,425,162
Bill sold	0.75~1.70		14,536
Bonds sold under repurchase agreements	0.50~6.50		7,614,659
Borrowings in Korean won:
Borrowings from Bank of Korea	0.50~0.75		2,329,946
Others	0.00~4.25		12,108,741

			14,438,687

Borrowings in foreign currencies:
Overdraft due to banks	0.00		77,673
Borrowings from banks	0.00~12.00		4,653,055
Others	2.60~7.90		1,596,626

			6,327,354

Deferred origination costs			(1,856)

		~~W~~	29,818,542